Funds held for clients (Details) - CAD ($) $ in Thousands	Sep. 30, 2022	Sep. 30, 2021
Disclosure Of Funds Held For Clients [Line Items]
Funds held for clients	$ 598,839	$ 593,154
Cash (Note 31)
Disclosure Of Funds Held For Clients [Line Items]
Funds held for clients	504,726	456,525
Long-term bonds (Note 31)
Disclosure Of Funds Held For Clients [Line Items]
Funds held for clients	$ 94,113	$ 136,629